Bank Borrowing - Schedule of Bank Borrowings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Bank Borrowings [Line Items]
Bank borrowings	$ 185,799	$ 314,226
Bank of China (Hong Kong) Limited [Member]
Schedule of Bank Borrowings [Line Items]
Bank borrowings, Lender	Bank of China (Hong Kong) Limited
Loan type	Term loan
Bank borrowings, Maturity date	December 15, 2025 with repayable on demand clause
Bank borrowings, Weighted average interest rate	2.945%	3.414%
Bank borrowings		$ 26,358
Bank of China (Hong Kong) Limited [Member]
Schedule of Bank Borrowings [Line Items]
Bank borrowings, Lender	Bank of China (Hong Kong) Limited
Loan type	Term loan
Bank borrowings, Maturity date	November 11, 2029 with repayable on demand clause
Bank borrowings, Weighted average interest rate	2.888%	3.414%
Bank borrowings	$ 69,352	$ 87,703
Bank of China (Hong Kong) Limited [Member]
Schedule of Bank Borrowings [Line Items]
Bank borrowings, Lender	Bank of China (Hong Kong) Limited
Loan type	Term loan
Bank borrowings, Maturity date	March 25, 2029 with repayable on demand clause
Bank borrowings, Weighted average interest rate	2.888%	3.414%
Bank borrowings	$ 108,295	$ 143,469
Bank of China (Hong Kong) Limited [Member]
Schedule of Bank Borrowings [Line Items]
Bank borrowings, Lender	Bank of China (Hong Kong) Limited
Loan type	Term loan
Bank borrowings, Maturity date	May 13, 2026 with repayable on demand clause
Bank borrowings, Weighted average interest rate	2.896%	3.414%
Bank borrowings	$ 8,152	$ 56,696